Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Unrecognized tax benefits	$ 0			$ 0	$ 0
Deferred tax benefit	$ 403	$ 3,041		$ 3,444	$ 0	$ 0
US statutory federal rate				24.28%
Effective tax rate	30.50%			30.50%	39.50%
Forecast Member
US statutory federal rate			21.00%
Effective tax rate			27.50%